EQUITY METHOD INVESTMENT (RELATED PARTY)	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
EQUITY METHOD INVESTMENT (RELATED PARTY)

NOTE 4. EQUITY METHOD INVESTMENT (RELATED-PARTY)

On October 31, 2025, the Company, Nuburu Defense, Alessandro Zamboni (the Company's Executive Chairman and Co-Chief Executive Officer), and Vanguard Holdings S.r.l. (“Vanguard”), a newly-formed Italian limited liability company wholly owned by Alessandro Zamboni, entered into a Sale, Purchase and Investment Agreement (the “Orbit Agreement”) for the sale of all of the ownership interests in Orbit to Nuburu Defense (the “Orbit Transaction”).

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Equity Infusion. Nuburu Defense may make up to a $5,000,000 equity investment in Orbit (the “Equity Infusion”). Under the Orbit Agreement, the Company has agreed to consummate the Equity Infusion in tranches, with the final tranche closing no later than October 7, 2028. During the year ended December 31, 2025, the Company paid $1,500,000 of the Equity Infusion amount in connection with the signing of the Orbit Agreement, resulting in its holding a 10.7% ownership interest in Orbit.
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Orbit Consideration. In addition to the Equity Infusion, Nuburu Defense plans to acquire, in tranches by December 31, 2026, all outstanding capital stock of Orbit from Vanguard for an aggregate purchase price of $12,500,000, consisting of (i) $3,750,000 in cash and (ii) non-cash consideration worth $8,750,000 in the form of, (a) subject to obtaining stockholder approval, a variable number of preferred shares, or (b) if such stockholder approval is not obtained, an equivalent instrument of the Company or cash (the "Orbit Preferred Obligation") (collectively, the “Orbit Consideration”). During the year ended December 31, 2025, the Company paid Orbit Consideration worth $3,750,000 (the "Advance Payment") by (i) offsetting of a credit owed by Mr. Zamboni to the Company of $1,350,000 related to the TCEI Acquisition, which is no longer being completed, and (ii) a cash payment of $2,400,000 to Mr. Zamboni. As described in Note 17, on February 9, 2026, the parties to the Orbit Agreement entered into an amendment to issue 10,020,040 shares of Common Stock in lieu of the obligation to issue preferred shares.

Under the Orbit Agreement, the Company has the exclusive right to market, sell, promote and distribute the Orbit platform to the security sector globally for 36 months. Upon Nuburu Defense’s obtaining a 20% ownership interest in Orbit, which occurred in January 2026 as described in Note 17, Orbit’s bylaws were amended; Alessandro Zamboni resigned as a director of Orbit; and new members of Orbit’s board of directors were appointed pursuant to the new bylaws. Following the appointment of the new directors to Orbit’s board of directors, Alessandro Zamboni was appointed as Chairman of Orbit and Nuburu Defense designated Orbit’s chief executive officer. Since Orbit is wholly owned by Alessandro Zamboni, our Executive Chairman and Co-Chief Executive Officer, indirectly through Vanguard, the Orbit Transaction constitutes a related party transaction under U.S. securities laws and, as a result, the Orbit Transaction and Orbit Agreement have been reviewed and approved by our independent directors and Audit Committee.

We accounted for our 10.7% interest in Orbit under the equity method of accounting, as we have the ability to exercise significant influence over Orbit based on rights and other terms contained in the Orbit Agreement. The initial cost of the investment in Orbit consisted of the fair value of the Orbit business, as determined by third-party valuation specialists using the income approach. Under the income approach, a discounted cash flow methodology was utilized, which estimates the present value of the Orbit equity at time of investment at an appropriate discount rate, and is a Level 3 nonrecurring fair value measurement within the fair value hierarchy due to the significant unobservable inputs.

As of December 31, 2025, the Company's investment in Orbit had a carrying value of $949,806. The carrying amount of the Company’s investment in Orbit exceeded its proportionate share of Orbit's net assets by approximately $1,112,750, primarily due to fair value step-ups associated with developed technology, which is amortized over 5 years, customer relationships, which is amortized over 7 years, and goodwill, which is not amortized. During the year ended December 31, 2025, there were no dividend distributions received. Additionally, there were no impairment losses or adjustments to the investment basis in connection with the Orbit investment during the year ended December 31, 2025.

Additionally, the Company recorded assets related to (i) a subscription for Orbit shares of $11,778,600, which was comprised of the initial fair value of Orbit Preferred Obligation of $8,028,600 and the Advance Payment of $3,750,000, and (ii) a deposit on acquisition of $733,272, which was comprised of cash paid during the fourth quarter of 2025 of $1,500,000 less the initial cost of the investment in Orbit and related transaction costs. As the Company's commitment to pay the Orbit Preferred Obligation was non-cancellable, binding and non-contingent as of the execution of the Orbit Agreement, the obligation represents a requirement to settle a fixed monetary amount using a variable number of shares or other assets, and is accounted for as a liability in accordance with ASC 480, which was initially recognized at fair value on a nonrecurring basis on the execution date of the agreement and is subsequently accreted to its redemption value as interest expense using the effective interest method through the expected settlement date of December 31, 2026. The fair value of the Orbit Preferred Obligation at inception was determined using a discounted cash flow methodology, which estimates the present value of the fixed settlement amount based on the expected settlement date and an appropriate discount rate, and is a Level 3 fair value measurement within the fair value hierarchy due to the significant unobservable inputs. During the year ended December 31, 2025, the Company recognized $103,299 of accretion on the Orbit Preferred Obligation, which is included in interest expense on the consolidated statement of operations for the year ended December 31, 2025.